Organization and Liquidity (Details)			3 Months Ended					6 Months Ended			12 Months Ended
	Jul. 17, 2024 USD ($) shares	Mar. 21, 2024 USD ($) shares	Jun. 30, 2024 USD ($)		Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received		$ 53,500,000
Sale of stock, number of shares issued (in shares) | shares		15,409,102
Sale of stock, percentage of ownership following transaction		56.00%
Accumulated deficit			$ 122,147,000	[1]				$ 122,147,000	[1]		$ 95,245,000	[1]	$ 25,277,000
Net loss			10,254,000		$ 16,648,000	$ 14,726,000	$ 12,670,000	26,902,000		$ 27,396,000	69,968,000	[2]	$ 10,811,000	[2]
Existing cash, cash equivalents, and marketable securities			$ 196,100,000					$ 196,100,000			$ 65,800,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received	$ 30,000,000	$ 53,500,000
Sale of future stock, additional subscriptions, allowable consideration to be received (up to)		$ 125,000,000
Reverse merger exchange ratio		0.2022
Sale of stock, number of shares issued (in shares) | shares	1,578,947	15,409,184
Sale of stock, percentage of ownership following transaction		56.00%
Private placement, gross proceeds		$ 115,000,000
Graphite Bio, Inc. Stockholders | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, percentage of ownership following transaction		31.00%
PIPE Investors | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, percentage of ownership following transaction		13.00%

[1]	Retroactively recast for the reverse recapitalization as described in Note 3.
[2]	Retroactively recast for the reverse recapitalization as described in Note 1.